Organization and Summary of Significant Accounting Policies (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exchange Rate [Line Items]
Israeli CPI Points	220.20	219.80	216.26
Israeli CPI Points, Change in period	1.8	1.6	2.2
US Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.471	3.733	3.821
Exchange rate, Change in period	(7.02%)	(2.30%)	7.66%
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.7819	4.9206	4.9380
Exchange rate, Change in period	(2.82%)	(0.35%)	4.22%